SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Assets
Accounts receivables, unbilled	$ 15,256	$ 38
Accounts receivables, unbilled, fluctuation	15,218
Contract Liabilities
Advances from customers	134,806	39,024
Advances from customers, fluctuation	95,782
Other current liabilities	20,917	51,381
Other current liabilities, fluctuation	(30,464)
Contract liability	155,723	$ 90,405
Contract liability, fluctuation	65,318
Revenue recognized from beginning balance of contract liabilities	62,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Contract Liabilities
Contract liabilities expected to be recognized	$ 155,700
Period for contract liabilities expected to be realized	1 year